Note 8 - Common Stock (Details Textual) - USD ($)	1 Months Ended					2 Months Ended	3 Months Ended		5 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Oct. 31, 2013	May. 30, 2013	Jan. 17, 2013	Jan. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Nov. 30, 2014	May. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2015	May. 14, 2013	Apr. 30, 2013
Members Of Board Of Directors And Management [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues						1,066,519
Stock Issued During Period, Value, New Issues						$ 714,570
Members Of Board Of Directors And Management [Member]
Stock Issued During Period, Shares, New Issues						380,954
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						571,432
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1
Common Stock [Member] | Common Stock Warrants [Member]
Stock Issued During Period, Shares, New Issues										2,933,333
Proceeds from Warrant Exercises										$ 1,643,333
Common Stock [Member]
Stock Issued During Period, Shares, New Issues															407,999
Stock Issued During Period, Value, New Issues															$ 408
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,599,784
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1
Stock Issued During Period, Shares, Issued for Services			50,000										378,205	50,000
Warrant [Member]
Other General and Administrative Expense				$ 19,617	$ 218,551
Warrant Exercise Price Adjustment [Member]
Class of Warrant or Right, Outstanding																	1,166,666
Warrants with Modified Exercise Prices [Member] | Scenario, Previously Reported [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 16.50
Warrants with Modified Exercise Prices [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1
Class of Warrant or Right, Outstanding		818,376
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense			$ 20,500										$ 69,057	$ 101,896	231,936
Third Party Consulting Services [Member]
Stock Issued During Period, Shares, Issued for Services									378,205
Allocated Share-based Compensation Expense									$ 100,000
Expense Associated with Warrant Modifications [Member]
General and Administrative Expense		$ 39,711											$ 39,712	238,168	0
Stock Issued During Period, Value, New Issues															$ 273,360
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																49,999,998
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.60		$ 0.20				$ 0.20		$ 0.66		$ 0.75		$ 0.50	$ 0.60
Proceeds from Warrant Exercises	$ 873,400			$ 583,333	$ 1,060,000
Allocated Share-based Compensation Expense													$ 101,191	143,435	$ 310,076
Stock Issued During Period, Shares, Warrants Exercised	3,176,000
Class of Warrant or Right, Outstanding					2,933,333		56,442,157				56,442,157		5,108,826
Number Of Warrants Issued During Period					1,766,667
Class of Warrant or Right, Unissued					1,166,666
General and Administrative Expense							$ 364,889	$ 344,862			$ 766,330	$ 716,664	$ 1,807,605	$ 1,792,160	$ 1,752,765
Warrant Exercise Fee Per Share	$ 0.075